Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-party transactions [Abstract]
Related-party transactions - Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

	2018	2019	2020
Sales of goods and services	232	158	204
Purchases of goods and services	67	53	57
Receivables from related parties	28	32	37
Payables to related parties	1	2	1